UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Total	Class A Common Stock	Common Stock Class A Common Stock		Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income	Non- Controlling Interests
Beginning balance (in shares) at Dec. 31, 2021		50,369,350		50,369,350	[1]
Beginning balance at Dec. 31, 2021	[1]	$ 766,893		$ 5,037		$ 704,963	$ 205,048	$ 0	$ (148,155)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(2,400,000)					(2,400,000)
Other Comprehensive Income		2,017,559						1,412,291	605,268
Net Income		11,922,339					11,515,698		406,641
Ending balance (in shares) at Jun. 30, 2022	[1]			50,369,350
Ending balance at Jun. 30, 2022	[1]	12,306,791		$ 5,037		704,963	9,320,746	1,412,291	863,754
Beginning balance (in shares) at Mar. 31, 2022	[1]			50,369,350
Beginning balance at Mar. 31, 2022	[1]	5,513,033		$ 5,037		704,963	4,951,188	0	(148,155)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(310,000)					(310,000)
Other Comprehensive Income		2,017,559						1,412,291	605,268
Net Income		5,086,199					4,679,558		406,641
Ending balance (in shares) at Jun. 30, 2022	[1]			50,369,350
Ending balance at Jun. 30, 2022	[1]	12,306,791		$ 5,037		704,963	9,320,746	1,412,291	863,754
Beginning balance (in shares) at Dec. 31, 2022			50,369,350	50,369,350	[1]
Beginning balance at Dec. 31, 2022	[1]	28,149,697		$ 5,037		704,963	25,487,323	1,052,836	899,538
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(34,451,607)					(34,451,607)
Deferred transaction costs		(10,841,551)					(10,841,551)
Public warrants		960,900				4,726,500	(3,765,600)
Merger with East Resources Acquisition Company (in shares)				12,592,338
Merger with East Resources Acquisition Company		(2,796,225)		$ 1,259		17,849,091	(20,646,575)
Acquisition of Abacus Settlements, LLC		165,361,332				165,361,332
Other Comprehensive Income		(231,976)						(175,530)	(56,446)
Net Income		$ 14,348,345					14,835,648		(487,303)
Ending balance (in shares) at Jun. 30, 2023		62,961,688	62,961,688	62,961,688
Ending balance at Jun. 30, 2023		$ 160,498,915		$ 6,296		188,641,886	(29,382,362)	877,306	355,789
Beginning balance (in shares) at Mar. 31, 2023	[1]			50,369,350
Beginning balance at Mar. 31, 2023	[1]	35,662,180		$ 5,037		704,963	33,572,826	967,454	411,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions		(34,451,607)					(34,451,607)
Deferred transaction costs		(10,841,551)					(10,841,551)
Public warrants		960,900				4,726,500	(3,765,600)
Merger with East Resources Acquisition Company (in shares)				12,592,338
Merger with East Resources Acquisition Company		(2,796,225)		$ 1,259		17,849,091	(20,646,575)
Acquisition of Abacus Settlements, LLC		165,361,332				165,361,332
Other Comprehensive Income		(119,663)						(90,148)	(29,515)
Net Income		$ 6,723,549					6,750,145		(26,596)
Ending balance (in shares) at Jun. 30, 2023		62,961,688	62,961,688	62,961,688
Ending balance at Jun. 30, 2023		$ 160,498,915		$ 6,296		$ 188,641,886	$ (29,382,362)	$ 877,306	$ 355,789

[1]	Both the number of shares outstanding and their par value have been retrospectively recast for all prior periods presented to reflect the par value of the outstanding stock of the Abacus Life Inc. as a result of the successful Business Combination.